9. NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Note payable in default, including related parties	$ 1,114	$ 1,091	$ 1,008
Related party notes and accrued interest		354	127
Short-term notes payable, including related parties	$ 545	$ 447	$ 197